SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Shares, Outstanding at beginning of year	325,800
Shares, Granted	0
Shares, Exercised	0
Shares, Forfeited	0
Shares, Outstanding at end of year	325,800
Shares, Options exercisable at end of year	325,800
Weighted-average exercise price, Outstanding at beginning of year (in dollars per share)	$ 10.10
Weighted-average exercise price, Granted (in dollars per share)	$ 0
Weighted-average exercise price, Exercised (in dollars per share)	$ 0
Weighted-average exercise price, Forfeited (in dollars per share)	$ 0
Weighted-average exercise price, Outstanding at end of year (in dollars per share)	$ 10.10
Weighted-average exercise price, Options exercisable at end of year (in dollars per share)	$ 10.10
Aggregate Intrinsic Value, Outstanding at end of year (in dollars)	$ 0
Aggregate Intrinsic Value, Options exercisable at end of year (in dollars)	$ 0
Weighted average fair value of options granted (in dollars per share)	$ 1.75
Weighted average remaining contractual term of options outstanding and exercisable	3 years 6 months